Related Party Transactions (Schedule of Outstanding Balances Due from/to Related Parties) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Companies under Common Control by Shanda [Member]
Amounts due from related parties:
Accounts receivable from related parties	325,773	405,953
Other receivables from related parties	1,044,971	929,728
Amounts due to related parties:
Accounts payable to related parties	71,737	77,349
Other payables to related parties	983,913	125,910
Shanda [Member]
Amounts due from related parties:
Other receivables from related parties	1,035,432	1,667